Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	May 20, 2019	May 16, 2019	Apr. 18, 2019	Mar. 08, 2019	Jan. 10, 2018	May 30, 2019	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Feb. 28, 2018
Related party transaction due date					Aug. 18, 2017
Equity ordinary shares value per share					$ 10.40
Repurchase of ordinary shares value					$ 10,048			$ 3,274	$ 386
Repurchase of ordinary shares					966,136
Description of disposal							The Company's board of director approved the plan to dispose all of its tangible and intangibles assets related to the Consolidated VIEs. Following which, the Company entered into an agreement with Jinan Yuantel to sell 20% interests in the Consolidated VIEs to Jinan Yuantel for a total cash consideration of RMB25 million. Based on the agreement if Jinan Yuantel seeks investors (or brokers) to purchase an additional 45% interests in the Consolidated VIEs from the Company at a consideration no less than RMB180 million by June 30, 2019, Jinan Yuantel has the right to purchase the remaining 10% interests of the Consolidated VIEs from the Company at the nominal price of RMB10 yuan. Subsequently on February 14, 2019, the Company entered into an ownership transfer agreement with Jinggangshan Leiyi Venture Capital LLP ("JGS Venture") to purchase 45% of the Consolidated VIEs for a total cash consideration of RMB83.7 million. At the same time, Jinan Yuantel exercised its option to purchase the remaining 10% in the Consolidated VIEs.
Prepayment											$ 10,070
Subsequent Event [Member]
Revolving line of credit facility				$ 9,500
Revolving line of credit facility, Description				(i) $9,500 may be drawn upon request at any time on or after the closing date and (ii) so long as there is no uncured default at the time of drawdown and if the Company has received at least $10,000 in cash proceeds from the sale of its equity securities to investors, then an additional $3,000 may be drawn. Any outstanding amounts under the RLOC will accrue interest at a rate of 11% per annum with a maturity date of March 8, 2021 (the "Maturity Date").		The Group entered into a banking facility agreement with HSBC for a credit facility of $5,000 with an interest rate of London Interbank Offered Rate (LIBOR) plus 1% and a maturity date of one year. $4,500 were drawn in June 2019 and $500 were drawn in July 2019 for working capital purposes.
Drew from RLOC										$ 9,500
Percentage of equity interest purchase		75.00%	9.90%
Equity ordinary shares			3,734,283
Equity ordinary shares value		$ 10,399	$ 13,865
Percentage of remaining equity interest purchase		25.00%
Equity ordinary shares remaining value		$ 3,466
Repurchase shares cancelled	966,136